Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0002086524
Registrant Name	K2 Capital Acquisition Corporation
Registration File Number	333-290350
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A